Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 7, 2012
Registrant Name	dei_EntityRegistrantName	BNY MELLON FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001111565
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 6, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jun 7, 2012
Prospectus Date	rr_ProspectusDate	Dec 30, 2011

BNY Mellon Mid Cap Stock Fund (Prospectus Summary): | BNY Mellon Mid Cap Stock Fund
BNY Mellon Mid Cap Stock Fund
June 7, 2012 BNY MELLON FUNDS TRUST BNY Mellon Mid Cap Stock Fund Supplement to Prospectus dated December 30, 2011

As of the Effective Date, the fund will pursue its goal by normally investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of mid cap companies.  The fund considers mid cap companies to be those companies with market capitalizations, at the time of purchase, that are within the market capitalization range of companies comprising the Russell Midcap �� Index.  The fund normally allocates its assets among multiple investment strategies, employed by the fund's investment adviser and an unaffiliated sub-investment adviser, that invest primarily in equity securities issued by mid cap companies.  The fund is designed to provide exposure to various mid cap equity portfolio managers and investment strategies and styles.  The fund invests principally in common stocks, but its equity investments also may include preferred stocks, convertible securities, American Depositary Receipts (ADRs) and warrants, including those purchased in initial public offerings (IPOs) or shortly thereafter.  The fund also may invest in publicly-traded real estate investment trust securities (REITs) and exchange-traded funds (ETFs) and similarly structured pooled investments.  The fund may invest up to 15% of its assets in the equity securities of foreign issuers, including those in emerging market countries.

The fund's investment adviser determines the investment strategies and sets the target allocations and ranges.  The investment strategies and the fund's targets and ranges (expressed as a percentage of the fund's investable assets) for allocating its assets among the investment strategies as of the Effective Date are as follows:

Investment Strategy	Target	Range
Mid Cap Tax-Sensitive Core Strategy	45%	0% to 60%
Opportunistic Mid Cap Value Strategy	20%	0% to 35%
Mid Cap Growth Strategy	15%	0% to 35%
Robeco Mid Cap Value Strategy	20%	0% to 35%

The Mid Cap Tax-Sensitive Core Strategy is employed by the fund's investment adviser, the Opportunistic Mid Cap Value Strategy and the Mid Cap Growth Strategy are employed by the fund's investment adviser using a proprietary investment process of The Boston Company Asset Management, LLC (TBCAM), an affiliate of the fund's investment adviser, and the Robeco Mid Cap Value Strategy is employed, subject to shareholder approval, by an unaffiliated sub-investment adviser, namely, Robeco Investment Management, Inc. (Robeco).  The fund is seeking shareholder approval, at a meeting scheduled to be held on August 13, 2012, for Robeco to serve as the fund's sub-investment adviser and for the ability to hire and replace unaffiliated sub-investment advisers in the future, without shareholder approval.  If approved by shareholders, Robeco would be engaged by the fund's investment adviser as a sub-investment adviser for the fund and the fund would implement a "manager of managers" arrangement whereby the fund's investment adviser, under certain circumstances, would be able to hire and replace unaffiliated sub-investment advisers without obtaining shareholder approval.

The investment strategies and the target weightings and ranges have been selected for investment over longer time periods, but, subject to certain shareholder approvals described above, may be changed without shareholder approval or prior notice.  The target weightings will deviate over the short term because of market movements and fund cash flows.  The target weightings do not reflect the fund's working cash balance ��� a portion of the fund's portfolio will be held in cash due to purchase and redemption activity and other short term cash needs.  The investment adviser normally considers reallocating the fund's investments at least quarterly, but may do so more often in response to market conditions.  Any changes to the investment strategies or the allocation weightings may be implemented over a reasonable period of time.  The investment adviser has the discretion to change the investment strategies, including whether to implement a strategy employed by the fund's investment adviser or, subject to certain shareholder approvals described above, an unaffiliated sub-investment adviser, and the target allocations and ranges when the investment adviser deems it appropriate.

Although not a principal investment strategy, the fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to stocks, indexes and foreign currencies), and forward contracts, as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk or as part of a hedging strategy.

The Russell Midcap Index, the fund's primary benchmark, is an unmanaged index designed to measure the performance of the mid cap segment of the U.S. stock market.  As of April 30, 2012, the market capitalization range of companies comprising the Russell Midcap Index was between approximately $129 million and $22.815 billion, and the weighted average and median market capitalizations of the Russell Midcap Index were approximately $8.894 billion and $4.399 billion, respectively.  The market capitalization range may fluctuate depending on changes in the value of the stock market as a whole.  Because the fund may continue to hold a security whose market capitalization increases or decreases, a substantial portion of the fund's holdings may have market capitalizations outside the range of the Russell Midcap Index at any given time.

Investment Risks

In addition to the investment risks applicable to the fund as described in the fund's prospectus, as of the Effective Date, an investment in the fund is subject to strategy allocation risk , market sector risk , foreign investment risk, short-term trading risk, portfolio turnover risk, derivatives   risk , ADR risk , exchange-traded fund ( ETF) risk , emerging markets risk , foreign currency risk and leverage risk described in the fund's prospectus.

******

Performance

As of the Effective Date, the fund will change its primary benchmark to the Russell Midcap Index, from the S&P �� MidCap 400 Index, because the Russell Midcap Index is more reflective of the manner in which the fund's assets may be allocated.  The fund also will provide a comparison of the performance of its shares to that of the Russell Midcap Value Index and the Russell Midcap Growth Index to show how the fund's performance compares with the returns of indices of securities similar to those in which the fund invests.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
BNY Mellon Mid Cap Stock Fund (Prospectus Summary): | BNY Mellon Mid Cap Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BNY Mellon Mid Cap Stock Fund
Supplement Text	ck0001111565_SupplementTextBlock	June 7, 2012 BNY MELLON FUNDS TRUST BNY Mellon Mid Cap Stock Fund Supplement to Prospectus dated December 30, 2011
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

As of the Effective Date, the fund will pursue its goal by normally investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of mid cap companies.  The fund considers mid cap companies to be those companies with market capitalizations, at the time of purchase, that are within the market capitalization range of companies comprising the Russell Midcap �� Index.  The fund normally allocates its assets among multiple investment strategies, employed by the fund's investment adviser and an unaffiliated sub-investment adviser, that invest primarily in equity securities issued by mid cap companies.  The fund is designed to provide exposure to various mid cap equity portfolio managers and investment strategies and styles.  The fund invests principally in common stocks, but its equity investments also may include preferred stocks, convertible securities, American Depositary Receipts (ADRs) and warrants, including those purchased in initial public offerings (IPOs) or shortly thereafter.  The fund also may invest in publicly-traded real estate investment trust securities (REITs) and exchange-traded funds (ETFs) and similarly structured pooled investments.  The fund may invest up to 15% of its assets in the equity securities of foreign issuers, including those in emerging market countries.

The fund's investment adviser determines the investment strategies and sets the target allocations and ranges.  The investment strategies and the fund's targets and ranges (expressed as a percentage of the fund's investable assets) for allocating its assets among the investment strategies as of the Effective Date are as follows:

Investment Strategy	Target	Range
Mid Cap Tax-Sensitive Core Strategy	45%	0% to 60%
Opportunistic Mid Cap Value Strategy	20%	0% to 35%
Mid Cap Growth Strategy	15%	0% to 35%
Robeco Mid Cap Value Strategy	20%	0% to 35%

The Mid Cap Tax-Sensitive Core Strategy is employed by the fund's investment adviser, the Opportunistic Mid Cap Value Strategy and the Mid Cap Growth Strategy are employed by the fund's investment adviser using a proprietary investment process of The Boston Company Asset Management, LLC (TBCAM), an affiliate of the fund's investment adviser, and the Robeco Mid Cap Value Strategy is employed, subject to shareholder approval, by an unaffiliated sub-investment adviser, namely, Robeco Investment Management, Inc. (Robeco).  The fund is seeking shareholder approval, at a meeting scheduled to be held on August 13, 2012, for Robeco to serve as the fund's sub-investment adviser and for the ability to hire and replace unaffiliated sub-investment advisers in the future, without shareholder approval.  If approved by shareholders, Robeco would be engaged by the fund's investment adviser as a sub-investment adviser for the fund and the fund would implement a "manager of managers" arrangement whereby the fund's investment adviser, under certain circumstances, would be able to hire and replace unaffiliated sub-investment advisers without obtaining shareholder approval.

The investment strategies and the target weightings and ranges have been selected for investment over longer time periods, but, subject to certain shareholder approvals described above, may be changed without shareholder approval or prior notice.  The target weightings will deviate over the short term because of market movements and fund cash flows.  The target weightings do not reflect the fund's working cash balance ��� a portion of the fund's portfolio will be held in cash due to purchase and redemption activity and other short term cash needs.  The investment adviser normally considers reallocating the fund's investments at least quarterly, but may do so more often in response to market conditions.  Any changes to the investment strategies or the allocation weightings may be implemented over a reasonable period of time.  The investment adviser has the discretion to change the investment strategies, including whether to implement a strategy employed by the fund's investment adviser or, subject to certain shareholder approvals described above, an unaffiliated sub-investment adviser, and the target allocations and ranges when the investment adviser deems it appropriate.

Although not a principal investment strategy, the fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to stocks, indexes and foreign currencies), and forward contracts, as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk or as part of a hedging strategy.

The Russell Midcap Index, the fund's primary benchmark, is an unmanaged index designed to measure the performance of the mid cap segment of the U.S. stock market.  As of April 30, 2012, the market capitalization range of companies comprising the Russell Midcap Index was between approximately $129 million and $22.815 billion, and the weighted average and median market capitalizations of the Russell Midcap Index were approximately $8.894 billion and $4.399 billion, respectively.  The market capitalization range may fluctuate depending on changes in the value of the stock market as a whole.  Because the fund may continue to hold a security whose market capitalization increases or decreases, a substantial portion of the fund's holdings may have market capitalizations outside the range of the Russell Midcap Index at any given time.

Risk, Heading	rr_RiskHeading	Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

In addition to the investment risks applicable to the fund as described in the fund's prospectus, as of the Effective Date, an investment in the fund is subject to strategy allocation risk , market sector risk , foreign investment risk, short-term trading risk, portfolio turnover risk, derivatives   risk , ADR risk , exchange-traded fund ( ETF) risk , emerging markets risk , foreign currency risk and leverage risk described in the fund's prospectus.

******

Performance Table, Heading	rr_PerformanceTableHeading	Performance
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock

As of the Effective Date, the fund will change its primary benchmark to the Russell Midcap Index, from the S&P �� MidCap 400 Index, because the Russell Midcap Index is more reflective of the manner in which the fund's assets may be allocated.  The fund also will provide a comparison of the performance of its shares to that of the Russell Midcap Value Index and the Russell Midcap Growth Index to show how the fund's performance compares with the returns of indices of securities similar to those in which the fund invests.

BNY Mellon Mid Cap Stock Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPMCX
BNY Mellon Mid Cap Stock Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIMSX